CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 75,781	$ 246,954
Restricted cash and short-term deposits	27,106	27,306
Other current assets	50,439	26,105
Amount due from related parties	0	7,625
Inventories	3,041	3,506
Total Current Assets	156,367	311,496
Non-current
Restricted cash	145,932	155,627
Investment in affiliate	208,554	0
Vessels and equipment, net	1,537,261	1,588,923
Vessel under capital lease, net	112,389	105,945
Intangible assets, net	63,578	73,206
Other non-current assets	38,790	14,927
Amounts due from related parties	0	177,247
Total Assets	2,262,871	2,427,371
Current
Current portion of long-term debt and short-term debt	267,030	118,850
Current portion of obligation under capital lease	1,504	1,276
Amount due to related parties	9,964	0
Other current liabilities	45,205	59,961
Total Current Liabilities	323,703	180,087
Non-current
Long-term debt	975,131	1,252,184
Obligation under capital lease	121,095	126,805
Other non-current liabilities	30,313	20,694
Total Liabilities	1,450,242	1,579,770
Partners' capital:
Common unitholders	549,800	585,440
Preferred unitholders	132,991	132,991
General partner interest	52,070	52,600
Total Partners' capital	734,861	771,031
Accumulated other comprehensive income	0	26
Total before non-controlling interests	734,861	771,057
Non-controlling interests	77,768	76,544
Total Equity	812,629	847,601
Total Liabilities and Equity	$ 2,262,871	$ 2,427,371